PROPERTY (Details) (USD $)	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor	Dec. 31, 2013 Land	Dec. 31, 2012 Land	Dec. 31, 2013 Buildings and improvements	Dec. 31, 2012 Buildings and improvements	Dec. 31, 2013 Buildings and improvements Minimum	Dec. 31, 2013 Buildings and improvements Maximum	Dec. 31, 2013 Leasehold improvements	Dec. 31, 2012 Leasehold improvements	Dec. 31, 2013 Leasehold improvements Minimum	Dec. 31, 2013 Leasehold improvements Maximum	Dec. 31, 2013 Furniture, fixtures and equipment	Dec. 31, 2012 Furniture, fixtures and equipment	Dec. 31, 2013 Furniture, fixtures and equipment Minimum	Dec. 31, 2013 Furniture, fixtures and equipment Maximum
PROPERTY
Property owned, gross	$ 1,210,886,000	$ 1,407,989,000			$ 46,148,000	$ 46,148,000	$ 216,692,000	$ 202,338,000			$ 528,915,000	$ 460,850,000			$ 616,234,000	$ 501,550,000
Less-accumulated depreciation and amortization	62,927,000	228,235,000
Property owned, net	1,147,959,000	1,179,754,000
Property leased under capital leases:
Estimated useful lives									5 years	40 years			1 year	20 years			1 year	10 years
Depreciation expense	$ 63,472,000	$ 176,998,000	$ 70,715,000	$ 184,935,000